Significant Accounting Policies (Details) - USD ($) $ in Thousands		6 Months Ended
	Jan. 01, 2024	Jun. 30, 2024	Jun. 30, 2023
Significant Accounting Policies [Abstract]
Warrant	$ 1,649
Credit loss expense		$ 289